Silent Partnerships (Details) - Schedule of Continuity of the Company’s Silent Partnerships	9 Months Ended
Sep. 30, 2023 USD ($)
Schedule of continuity of the company’s silent partnerships [Line Items]
Balance beginning	$ 1,908,549
Issued during the year
Extinguished during the year	(934,872)
Debt forgiveness	(48,735)
Accretion	52,274
Effects of currency translation	(5,300)
Balance ending	971,916
3% SPAs [Member]
Schedule of continuity of the company’s silent partnerships [Line Items]
Balance beginning	537,359
Issued during the year
Extinguished during the year
Debt forgiveness
Accretion	31,412
Effects of currency translation	(8,460)
Balance ending	560,311
3.5% SPAs [Member]
Schedule of continuity of the company’s silent partnerships [Line Items]
Balance beginning	43,938
Issued during the year
Extinguished during the year
Debt forgiveness
Accretion	2,528
Effects of currency translation	(691)
Balance ending	45,775
8.5% SPAs [Member]
Schedule of continuity of the company’s silent partnerships [Line Items]
Balance beginning	909,703
Issued during the year
Extinguished during the year	(512,502)
Debt forgiveness	(48,735)
Accretion	17,521
Effects of currency translation	(157)
Balance ending	365,830
8% SPAs [Member]
Schedule of continuity of the company’s silent partnerships [Line Items]
Balance beginning	417,549
Issued during the year
Extinguished during the year	(422,370)
Debt forgiveness
Accretion	813
Effects of currency translation	4,008
Balance ending